SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance expenses:
Interest in respect of long-term loans			$ 53
Interest in respect of short-term loans and bank fees	$ 2,792	$ 3,038	1,565
Interest in respect of loans to related parties	$ 640	732	$ 729
Changes in derivatives fair value		$ 2,710
Foreign exchange transactions losses	$ 2,972		$ 6,107
Finance expenses	6,404	$ 6,480	8,454
Finance income:
Changes in derivatives fair value	1,060		6,485
Income in respect of cash and cash equivalent and short-term bank deposits	77	$ 403	$ 655
Foreign exchange transactions gains	2,182	5,032
Finance income	3,319	5,435	$ 7,140
Finance expenses, net	3,085	1,045	1,314
Numerator:
Net income attributable to controlling interest, as reported	77,766	78,439	63,344
Numerator for basic and diluted net income per share	$ 77,766	$ 78,439	$ 63,344
Denominator:
Denominator for basic income per share	35,252,596	34,932,000	34,666,514
Effect of dilutive stock based awards	211,102	462,499	543,432
Denominator for diluted income per share	35,463,698	35,394,499	35,209,946
Earnings Per Share
Basic earnings per share	$ 2.21	$ 2.25	$ 1.83
Diluted earnings per share	$ 2.19	$ 2.22	$ 1.80